12 - OPTIONS	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
OPTIONS

NOTE 9. OPTIONS:

As of September 30, 2016, and September 30, 2015, the Company had issued and outstanding options to purchase 1,070,700 and 0 shares of our common stock, respectively.

On September 8, 2016, the Company issued options to employees related to acquisitions to purchase 215,200 shares of our common stock. These option grants vest over 3 years at an exercise price of $6.51 and expires on September 8, 2021. The options are valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 4 years, expected volatility of 50%, date of issue risk free interest rate of 0.57%, and expected dividend yield of 0%. The value on the grant date of the options was $546,318 and the option expense for September 30, 2016 and 2015 was determined to be $3,704 and $0, respectively. As of September 30, 2016, no options have been exercised.

	Number of Shares	Weighted Avg. Exercise Price
Options outstanding at December 31, 2015	150,000	2.67
Granted	975,700	$6.79
Exercised	-	-
Cancelled / Expired	(55,000)	4.19
Outstanding at September 30, 2016	1,070,700	$6.34

As of September 30, 2016, and September 30, 2015 the outstanding options had a weighted average remaining term and intrinsic value of 4.56 and 0 years and $500,000 and $0, respectively.

Outstanding and Exercisable Options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$2.00	100,000	3.65	$200,000	$2.00	$500,000

NOTE 12.       OPTIONS

As of March 31, 2015 and December 31, 2015, the Company has 0 and 150,000 options  issued and outstanding. There were no options outstanding and no option activity prior to March 31, 2015.

On May 26, 2015, the Company issued 100,000 options for the initial option grant. Prior to this issuance there had been no option grants. This tranche of options vest over 1 year at exercise price of $2.00 and expire on May 26, 2020. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.75 years, expected volatility of 50%, date of issue risk free interest rate of 1.53%, and expected dividend yield of 0%. The value on the grant date of the options was $36,304 and the option expense for March 31, 2015 and December 31, 2015 was determined to be $0 and $21,784. As of December 31, 2015, no options have been exercised from this tranche of options.

On November 16, 2015, the Company issued 50,000 options for the initial option grant. This tranche of options vest over 3 years at exercise price of $4.01 and expire on November 16, 2020. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.25 years, expected volatility of 50%, date of issue risk free interest rate of 1.66%, and expected dividend yield of 0%. The value on the grant date of the options was $73,265 and the option expense for March 31, 2015 and December 31, 2015 was determined to be $0 and $929. As of December 31, 2015, no options have been exercised from this tranche of options.

	Number of	Weighted Avg.
	Shares	Exercise Price

None outstanding at March 31, 2015	—	—

Granted	150,000	$2.67

Exercised	—	—

Outstanding at December 31, 2015	150,000	$2.67

As of March 31, 2015 and December 31, 2015 the outstanding options had a weighted average remaining term and intrinsic value of 0 and 4.56 years and $0 and $57,856, respectively.

Outstanding and Exercisable Options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$3.00	150,000	4.56	$400,500	$2.67	$57,856
	150,000		$400,500	$2.67	$57,856

The options were valued using the Black-Scholes pricing model. The expensed amount for options for March 31, 2015 and December 31, 2015 was determined to be $0 and $22,713.